CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net profit for the year	S/ 4,071,305	S/ 4,181,648	S/ 3,609,980
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Net loss on investments at fair value through other comprehensive income	(642,505)	0	0
Income tax	11,831	0	0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(630,674)	0	0
Net gain on investments available for sale	0	375,710	518,658
Income tax	0	(13,962)	(22,975)
Other comprehensive income, net of tax, available-for-sale financial assets	0	361,748	495,683
Net movement on cashflow hedges	41,241	(77,369)	(22,109)
Income tax	(10,942)	18,719	2,294
Other comprehensive income, net of tax, cash flow hedges	30,299	(58,650)	(19,815)
Exchange differences on translation of foreign operations	45,655	(54,227)	(26,571)
Other comprehensive income, net of tax, exchange differences on translation	45,655	(54,227)	(26,571)
Total	(554,720)	248,871	449,297
Not to be reclassified to profit or loss in subsequent periods:
Net gain in equity instruments designated at fair value through other comprehensive income	20,971	0	0
Income tax	(168)	0	0
Total	20,803	0	0
Total comprehensive income for the year, net of income tax	3,537,388	4,430,519	4,059,277
Attributable to:
Credicorp's equity holders	3,455,682	4,337,616	3,961,618
Non-controlling interest	81,706	92,903	97,659
Comprehensive income	S/ 3,537,388	S/ 4,430,519	S/ 4,059,277